Supplemental Information on Gas Producing Activities (Unaudited) (Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves) (Details) - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 4,497,738		$ 5,904,380		$ 1,496,294	[1]
Future production costs	(2,378,541)		(2,161,926)		(517,101)	[1]
Future development costs	(545,988)		(610,179)		(219,879)	[1]
Future income tax expense	0		(745,022)		0	[1]
Future net cash flows	1,573,209		2,387,253		759,314	[1]
10% annual discount for estimated timing of cash flows	(686,936)		(1,079,499)		(342,150)	[1]
Standardized measure of discounted future net cash flows	$ 886,273	[2]	$ 1,307,754	[2]	417,164	[1],[2],[3]	$ 102,218	[3]
Marcellus Joint Venture
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows					427,167
Future production costs					(132,427)
Future development costs					(46,344)
Future net cash flows					248,396
10% annual discount for estimated timing of cash flows					(102,293)
Standardized measure of discounted future net cash flows					$ 146,103	[4]	$ 71,077

[1]	Reflects the balances for Rice Drilling B. Amounts presented in the table exclude amounts attributable to our Marcellus joint venture for periods prior to the completion of our IPO in January 2014.
[2]	Does not include the effects of income taxes on future revenues at December 31, 2013 because that period reflects the result of Rice Drilling B, our accounting predecessor, which was and currently is a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Rice Drilling B’s equity holders. However, in connection with the closing of our IPO, as a result of the corporate reorganization, the Company became the sole member of Rice Drilling B. The Company is a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income. Therefore, the cumulative effect of future income tax expense for the periods presented was included at December 31, 2015 and 2014.
[3]	Reflects the balances for Rice Drilling B. Amounts presented in the table exclude amounts attributable to our Marcellus joint venture for periods prior to the completion of our IPO in January 2014.
[4]	Does not include the effects of income taxes on future revenues at December 31, 2013 because that period reflects the result of Rice Drilling B, our accounting predecessor, which was and currently is a limited liability company not subject to entity-level taxation. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Rice Drilling B’s equity holders. However, in connection with the closing of our IPO, as a result of the corporate reorganization, the Company became the sole member of Rice Drilling B. The Company is a corporation subject to federal income tax and, as such, its future income taxes will be dependent upon its future taxable income.